UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (55,285)	$ (8,254)	¥ (69,434)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	12,986	1,939	13,406
Amortization of intangible assets	2,747	410	2,190
Allowance for doubtful accounts	2,474	369	221
Interest expenses, net	839	125	2,706
(Gain)/loss on disposal of property and equipment	1		(814)
Deferred tax benefits	(208)	(31)
Change in fair value of structured deposits	(3)		(20)
Change in fair value of foreign currency swap contract	(764)	(114)	(1,905)
Share-based compensation expenses	10,184	1,520	19,036
Impairment of long-term investment	6,350	948
Impairment of loans granted to other companies	666	99
Changes in operating assets and liabilities:
Accounts receivable	7,538	1,125	6,524
Prepayments and other current assets	15,725	2,349	4,885
Amounts due from related parties	35	5
Derivative assets	7,037	1,051
Other non-current assets	(252)	(38)	(291)
Accounts payable	(42)	(6)	(2,934)
Deferred revenue and customer deposits	7,382	1,102	(3,734)
Tax payable	(142)	(21)
Accrued liabilities and other current liabilities	(27,367)	(4,086)	(17,840)
Amounts due to related parties	12	2
Other non-current liabilities	460	69	1,138
Net cash used in operating activities	(9,627)	(1,437)	(46,866)
Cash flows from investing activities:
Purchase of short-term investments	(21,000)	(3,135)
Proceeds from maturities of short-term investments	31,000	4,628	51,229
Purchase of long-term investments	(2,539)	(379)
Investment in a convertible loan			(4,223)
Proceed from disposal of long-term investments	585	87
Payment for acquisitions, net of cash acquired	58	9
Purchase of property and equipment	(392)	(59)	(16,212)
Proceeds from disposal of property and equipment			2,599
Purchase of intangible assets and land use right	(11,021)	(1,645)	(1,265)
Net cash provided by/(used in) investing activities	(3,309)	(494)	32,128
Cash flows from financing activities:
Proceeds from issuance of common shares			1
Redemption of convertible notes			(228,508)
Proceeds from short-term bank loan	38,000	5,673	150,000
Repayment of short-term loans	(188,000)	(28,068)
Payment for stock issuance cost	(528)	(79)
Proceeds from exercise of share options	71	11	2,884
Net cash used in financing activities	(150,457)	(22,463)	(75,623)
Effect of exchange rate on cash and cash equivalents and restricted cash	792	118	1,341
Net decrease in cash and cash equivalents and restricted cash	(162,601)	(24,276)	(89,020)
Cash, cash equivalents and restricted cash at the beginning of the period	254,582	38,008	356,230
Cash and cash equivalents at the beginning of the period	90,552	13,519	356,115
Restricted cash at the beginning of the period	164,030	24,489	115
Cash, cash equivalents and restricted cash at the end of the period	91,981	13,732	267,210
Cash and cash equivalents at the end of the period	91,844	13,712	102,854
Restricted cash at the end of the period	137	20	164,356
Supplemental disclosures of cash flow information:
Interest expense paid	2,398	358	1,196
Income tax paid	296	44	34
Non-cash investing and financing activities:
Unpaid cash consideration for business combination	¥ 16,788	$ 2,506
Purchase of property and equipment included in accrued liabilities and other current liabilities			¥ 2,297